Income tax (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Current tax:
Current tax for the year	$ 17	$ 55	$ 32
Adjustment in respect of prior years	(3)	(24)	6
Total current tax	14	31	38
Deferred tax:
Deferred tax for the year	4	(11)	(12)
Adjustment in respect of deferred tax impact	4	9	(1)
Total deferred tax	8	(2)	(13)
Income tax charge	$ 22	$ 29	$ 25